Taxes (Details) - Schedule of Deferred Tax Assets and Liabilities - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Deferred tax assets:
Net operating loss carry forwards	$ 996,177	$ 743,898
Accrued expenses	39,516	163,497
Lease Liability	169,375
Share of investee’s loss	27,078	129,191
Others	28,724	71,714
Valuation allowances	(1,009,596)	(781,260)
Total deferred tax assets	251,274	327,040
Deferred tax liabilities:
Right-of-use assets	169,375
Intangible assets	117,781	150,547
Share of investee’s income	67,601
Total deferred tax liabilities	354,757	150,547
Net deferred tax assets	81,899	327,040
Net deferred tax liabilities	$ 185,382	$ 150,547